PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

9.    PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2020 and December 31, 2019, consisted of the following (in thousands):

	September 30,	December 31,
	2020	2019
Internally developed software	$44,209	$33,765
Software implementation costs	1,604	1,214
Computers	5,383	7,777
Security systems	559	4,927
Furniture and fixtures	3,007	2,843
Leasehold improvements	2,444	2,748
Office equipment	1,910	1,794
Total	59,116	55,068
Accumulated depreciation and amortization	(29,682)	(20,462)
Property and equipment – net	$29,434	$34,606

Depreciation and amortization expense of $17.0 million and $10.5 million was recorded for the nine months ended September 30, 2020 and 2019, respectively.

9.PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2019 and 2018, consisted of the following (in thousands):

	2019	2018
Internally developed software	$33,765	$12,567
Software implementation costs	1,214	208
Computers	7,777	4,053
Security systems	4,927	3,235
Furniture and fixtures	2,843	1,547
Leasehold improvements	2,748	1,349
Office equipment	1,794	672
Total	55,068	23,631
Accumulated depreciation and amortization	(20,462)	(5,655)
Property and equipment – net	$34,606	$17,976

Depreciation and amortization expense of $15.0 million, $4.6 million, and $1.2 million was recorded for the years ended December 31, 2019, 2018 and 2017, respectively.